ACCOUNTS RECEIVABLE AND PAYABLE FROM INSURANCE CONTRACTS - Accounts receivable (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
NET PREMIUMS EARNED
Balances at the beginning of the period	S/ 842,043	S/ 715,695	S/ 454,187
Reported claims of premiums ceded, Note 26	321,375	367,969	483,387
Reserve risk in progress of premiums ceded, Note 25(a)	(14,935)	34,709	21,192
Premiums assumed	668	5,882	2,341
Settled claims of premiums ceded by reinsurance contracts	(226,769)	(238,936)	(231,298)
Collections and others, net	(130,678)	(43,276)	(14,114)
Balances at the end of the period	S/ 791,704	S/ 842,043	S/ 715,695